Securities (Schedule Of Amortized Cost And Estimated Fair Value Of Securities Pledged As Collateral) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Amortized Cost [Member]
Schedule of Amortized Cost and Estimated Fair Value of Securities Pledged as Collateral [Line Items]
Securities pledged as collateral	$ 659,925	$ 670,212
Estimated Fair Value [Member]
Schedule of Amortized Cost and Estimated Fair Value of Securities Pledged as Collateral [Line Items]
Securities pledged as collateral	674,987	712,500
Repurchase Agreements [Member] | Amortized Cost [Member]
Schedule of Amortized Cost and Estimated Fair Value of Securities Pledged as Collateral [Line Items]
Securities pledged as collateral	353,648	400,827
Repurchase Agreements [Member] | Estimated Fair Value [Member]
Schedule of Amortized Cost and Estimated Fair Value of Securities Pledged as Collateral [Line Items]
Securities pledged as collateral	364,593	427,864
Public Unit Deposits [Member] | Amortized Cost [Member]
Schedule of Amortized Cost and Estimated Fair Value of Securities Pledged as Collateral [Line Items]
Securities pledged as collateral	272,016	219,913
Public Unit Deposits [Member] | Estimated Fair Value [Member]
Schedule of Amortized Cost and Estimated Fair Value of Securities Pledged as Collateral [Line Items]
Securities pledged as collateral	274,917	232,514
Federal Reserve Bank [Member] | Amortized Cost [Member]
Schedule of Amortized Cost and Estimated Fair Value of Securities Pledged as Collateral [Line Items]
Securities pledged as collateral	34,261	49,472
Federal Reserve Bank [Member] | Estimated Fair Value [Member]
Schedule of Amortized Cost and Estimated Fair Value of Securities Pledged as Collateral [Line Items]
Securities pledged as collateral	$ 35,477	$ 52,122